Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 41.3%
	APPLICATIONS SOFTWARE — 4.6%
268,263	RealPage, Inc.*	$23,403,264
	COMMERCIAL SERVICES — 1.0%
140,278	HMS Holdings Corp.*	5,155,217
	COMPUTER SOFTWARE — 2.2%
267,283	Slack Technologies, Inc. - Class A*	11,290,034
	DIAGNOSTIC EQUIPMENT — 0.9%
65,952	BioTelemetry, Inc.*	4,753,820
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 4.9%
366,213	Eaton Vance Corp.[1]	24,876,849
	MEDICAL PRODUCTS — 6.6%
193,029	Varian Medical Systems, Inc.*,1	33,782,005
	MEDICAL-BIOMEDICAL/GENERICS — 0.7%
23,957	Alexion Pharmaceuticals, Inc.*	3,743,042
	OIL COMP-EXPLORATION & PRODUCTION — 0.0%
—[2]	CNX Resources Corp.*	2
	PROPERTY/CASUALTY INSURANCE — 5.4%
816,524	National General Holdings Corp.[1]	27,908,790
	RETAIL-JEWELRY — 4.5%
174,165	Tiffany & Co.[1]	22,893,989
	SPECIFIED PURPOSE ACQUISITIONS — 10.5%
306,479	ACON S2 Acquisition Corp.*	3,089,308
217,824	Alussa Energy Acquisition Corp. - Class A*	2,191,309
304,998	Apollo Strategic Growth Capital - Class A*	3,175,029
53,820	ArcLight Clean Transition Corp. - Class A*	596,326
317,011	Artius Acquisition, Inc. - Class A*	3,369,827
184,600	BCLS Acquisition Corp. - Class A*	2,035,215
191,846	CHP Merger Corp. - Class A*	1,968,340
413,604	Churchill Capital Corp. II - Class A*	4,280,801
254,153	Climate Change Crisis Real Impact I Acquisition Corp. - Class A*	2,721,979
56,698	CM Life Sciences, Inc. - Class A*	625,946
461,607	Crescent Acquisition Corp. - Class A*	4,823,793
68,884	DFP Healthcare Acquisitions Corp. - Class A*	743,947
113,285	East Resources Acquisition Co. - Class A*	1,149,843

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
8,691	East Stone Acquisition Corp.*	$87,431
31,992	Fast Acquisition Corp. - Class A*	327,598
50,000	Fortress Value Acquisition Corp. II - Class A*	536,500
33,974	FTAC Olympus Acquisition Corp. - Class A*	349,932
46,159	Fusion Acquisition Corp. - Class A*	521,597
13,409	Greenvision Acquisition Corp.*	138,113
190,722	GX Acquisition Corp. - Class A*	2,097,942
130,000	IG Acquisition Corp. - Class A*	1,316,900
132,280	Juniper Industrial Holdings, Inc. - Class A*	1,416,719
121,310	North Mountain Merger Corp. - Class A*	1,253,132
36,763	Qell Acquisition Corp. - Class A*	451,817
280,900	RedBall Acquisition Corp. - Class A*	3,059,001
56,283	Replay Acquisition Corp.*	585,343
40,649	Rice Acquisition Corp. - Class A*	440,229
54,515	SC Health Corp. - Class A*	558,779
113,616	Social Capital Hedosophia Holdings Corp. V - Class A*	1,413,383
146,152	Sustainable Opportunities Acquisition Corp. - Class A*	1,572,596
228,286	Tortoise Acquisition Corp. II - Class A*	2,431,246
243,878	Trebia Acquisition Corp. - Class A*	2,631,444
16,632	TWC Tech Holdings II Corp.*	175,135
60,011	Union Acquisition Corp. II*	624,114
91,982	VG Acquisition Corp. - Class A*	1,051,354
25,754	Vy Global Growth - Class A*	268,357
		54,080,325
	TOTAL COMMON STOCKS
	(Cost $208,560,349)	211,887,337
	RIGHTS — 0.0%
499,660	Stemline Therapeutics, Inc., Expiration Date: December 31, 2021*,1,3	164,888
	TOTAL RIGHTS
	(Cost $164,888)	164,888
	UNITS — 25.7%
	SPECIFIED PURPOSE ACQUISITIONS — 25.7%
116,872	7GC & Co. Holdings, Inc.*	1,233,000
122,728	ACE Convergence Acquisition Corp.*	1,336,508
45,000	Ackrell Spac Partners I Co.*	463,050
47,078	Ajax I*	584,238
251,333	Americas Technology Acquisition Corp.*	2,583,703
15,800	Ascendant Digital Acquisition Corp.*	165,900
300,000	Avanti Acquisition Corp.*	3,252,000

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
256,885	BowX Acquisition Corp.*	$2,748,669
131,745	Burgundy Technology Acquisition Corp.*	1,486,084
12,640	Capstar Special Purpose Acquisition Corp.*	137,144
250,000	Carney Technology Acquisition Corp. II*	2,565,000
14,855	CC Neuberger Principal Holdings II*	147,807
99,000	CF Acquisition Corp. IV*	1,018,710
350,651	Churchill Capital Corp. IV*	3,611,705
180,000	Churchill Capital Corp. V*	1,890,000
56,096	CM Life Sciences, Inc.*	650,714
18,165	Colonnade Acquisition Corp.*	275,200
200,000	Concord Acquisition Corp.*	2,062,000
230,000	Corner Growth Acquisition Corp.*	2,403,500
156,910	D8 Holdings Corp.*	1,677,368
135,000	Delwinds Insurance Acquisition Corp.*	1,377,000
180,000	dMY Technology Group, Inc. III*	2,052,000
182,000	DPCM Capital, Inc.*	2,005,640
45,000	Dune Acquisition Corp.*	459,000
397,594	E.Merge Technology Acquisition Corp.*	4,238,352
62,998	East Resources Acquisition Co.*	665,889
67,500	EdtechX Holdings Acquisition Corp.*	696,600
280,000	Equity Distribution Acquisition Corp.*	2,982,000
300,000	Falcon Capital Acquisition Corp.*	3,204,000
613,100	FG New America Acquisition Corp.*	6,511,122
114,405	Fortress Value Acquisition Corp. II*	1,276,760
350,000	FTAC Olympus Acquisition Corp.*	3,804,500
45,000	Golden Falcon Acquisition Corp.*	468,000
63,945	Gores Holdings V, Inc.*	695,082
31,600	GS Acquisition Holdings Corp. II*	360,240
135,900	Highland Transcend Partners I Corp.*	1,426,950
6,320	Holicity, Inc.*	65,728
309,370	Horizon Acquisition Corp. II*	3,322,634
55,857	Hudson Executive Investment Corp.*	636,770
200,000	IG Acquisition Corp.*	2,160,000
90,000	Jaws Spitfire Acquisition Corp.*	994,500
34,451	Juniper Industrial Holdings, Inc.*	403,077
280,000	KINS Technology Group, Inc.*	2,881,200
334,000	Lionheart Acquisition Corp. II*	3,476,940
289,983	Live Oak Acquisition Corp. II*	3,146,316
84,345	Malacca Straits Acquisition Co., Ltd.*	866,223
198,000	Motive Capital Corp.*	2,086,920
270,000	Mudrick Capital Acquisition Corp.*	2,808,000

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
82,116	NewHold Investment Corp.*	$857,291
122,815	North Mountain Merger Corp.*	1,322,718
207,548	Oaktree Acquisition Corp. II*	2,222,839
67,626	One*	769,584
180,000	PMV Consumer Acquisition Corp.*	1,854,000
342,900	Prime Impact Acquisition I*	3,638,169
90,742	Qell Acquisition Corp.*	1,202,331
73,440	Revolution Acceleration Acquisition Corp.*	764,510
40,320	Rice Acquisition Corp.*	456,019
130,203	RMG Acquisition Corp. II*	1,451,763
180,000	Sarissa Capital Acquisition Corp.*	1,917,000
144,000	ScION Tech Growth I*	1,488,960
90,000	Seven Oaks Acquisition Corp.*	931,500
64,790	Social Capital Hedosophia Holdings Corp. VI*	836,439
180,000	Software Acquisition Group, Inc. II*	1,917,000
240,500	Spartan Acquisition Corp. II*	2,597,400
295,685	Sports Entertainment Acquisition Corp.*	3,178,614
228,582	Starboard Value Acquisition Corp.*	2,347,537
161,309	Supernova Partners Acquisition Co., Inc.*	1,872,797
328,945	Tailwind Acquisition Corp.*	3,546,027
75,866	Tekkorp Digital Acquisition Corp.*	815,559
32,408	Trebia Acquisition Corp.*	374,636
52,600	TWC Tech Holdings II Corp.*	565,450
293,705	Vector Acquisition Corp.*	3,160,266
250,000	VPC Impact Acquisition Holdings*	2,642,500
180,000	Vy Global Growth*	1,936,800
135,000	Zanite Acquisition Corp.*	1,420,200
		131,451,652
	TOTAL UNITS
	(Cost $124,516,463)	131,451,652
	WARRANTS — 0.1%
93,295	Climate Change Crisis Real Impact I Acquisition Corp., Expiration Date: September 15, 2025*	166,998
19,610	CM Life Sciences, Inc., Expiration Date: September 24, 2027*	53,535
12,500	DFP Healthcare Acquisitions Corp., Expiration Date: April 1, 2025*	24,375
65,000	IG Acquisition Corp., Expiration Date: October 5, 2027*	106,600
41,106	North Mountain Merger Corp., Expiration Date: September 16, 2025*	53,438
9,452	Qell Acquisition Corp., Expiration Date: September 25, 2025*	29,774
	TOTAL WARRANTS
	(Cost $0)	434,720

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 33.8%
173,401,586	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.03%[4]	$173,401,586
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $173,401,586)	173,401,586
	TOTAL INVESTMENTS — 100.9%
	(Cost $506,643,286)	517,340,183
	Liabilities in Excess of Other Assets — (0.9)%	(4,835,305)
	TOTAL NET ASSETS — 100.0%	$512,504,878
	SECURITIES SOLD SHORT — (4.3)%
	COMMON STOCKS — (4.3)%
	DIVERSIFIED BANKING INSTITUTION — (2.9)%
(213,612)	Morgan Stanley	(14,638,830)
	ENTERPRISE SOFTWARE/SERVICE — (0.9)%
(20,741)	Salesforce.com, Inc.*	(4,615,495)
	MEDICAL-DRUGS — (0.5)%
(50,892)	AstraZeneca PLC	(2,544,091)
	TOTAL COMMON STOCKS
	(Proceeds $20,331,050)	(21,798,416)
	WARRANTS — (0.0)%
(2,820)	Sustainable Opportunities Acquisition Corp., Expiration Date: June 26, 2025*	(6,345)
	TOTAL WARRANTS
	(Proceeds $6,077)	(6,345)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $20,337,127)	$(21,804,761)

PLC — Public Limited Company

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $59,690,324.
[2] Amount represents less than 0.5 shares.
[3] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $164,888.
[4] The rate is the annualized seven-day yield at period end.